Fair Value Measurements (Details) - Schedule of fair value of held-to-maturity securities on a recurring basis - Level 1 [Member]	Dec. 31, 2020 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Amortized Cost	$ 115,014,460
Fair Value	1,417
Gross Holding Gain	$ 115,015,877